COMMITMENTS	12 Months Ended
Mar. 31, 2011
COMMITMENTS

Note 31          COMMITMENTS

The Company has the following commitments as at March 31, 2011:

Other Financial Obligations	1 Year	Over 1 year	Total
	KUSD	KUSD	KUSD

Liabilities from Rental Agreements	350	350	700
Previous Year	636	673	1,309

Liabilities from Vehicle Lease Agreements	175	350	525
Previous Year	133	222	355

Liabilities from other Lease Agreements	54	44	98
Previous Year	49	72	121

Lease agreement - subsequent to year end	100	250	0

Current Year - 2011	678	993	1,672
Previous Year - 2010	818	967	1,785